Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Automobile Loans [Member] | Performing Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	$ 42,816	$ 38,798
Automobile Loans [Member] | Nonperforming Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	33	13
Automobile Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	42,849	38,811
Home Equity Loans [Member] | Performing Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	18,188	17,710
Home Equity Loans [Member] | Nonperforming Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	103	38
Home Equity Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	18,291	17,748
Other Consumer Loans [Member] | Performing Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	48,264	45,720
Other Consumer Loans [Member] | Nonperforming Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	126	1
Other Consumer Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	48,390	45,721
Residential Real Estate Loans [Member] | Performing Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	219,860	216,631
Residential Real Estate Loans [Member] | Nonperforming Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	3,768	2,734
Residential Real Estate Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	223,628	219,365
Consumer Loans [Member] | Performing Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	329,128	318,859
Consumer Loans [Member] | Nonperforming Financing Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	4,030	2,786
Consumer Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	$ 333,158	$ 321,645